Summary of significant accounting policies - Price index identification and movement (Details)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2022
Discontinued operations
Financial reporting in hyperinflationary economies
Hyperinflation adjustment		$ 185,794	$ 0	$ 0
Argentina
Financial reporting in hyperinflationary economies
Price index level	1,134	1,134			605
Change in index	529
Turkey
Financial reporting in hyperinflationary economies
Price index level	1,128	1,128			763
Change in index	365